Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The Company rents space from one of its related parties. For the years ended December 31, 2017, 2016 and 2015, the total rent expense was $54,550, $55,484 and $0, respectively.